Shareholders’ Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Schedule of Company Obligated to Issue Shares

As of September 30, 2025 and December 31, 2024, the Company was obligated to issue the following shares:

	September 30, 2025		December 31, 2024
	Amount	Shares	Amount	Shares

Shares issuable to employees and consultants	$85,498	28,162	$81,632	14,305
Shares issuable to independent directors	—	—	80,000	16,327
	$85,498	28,162	$161,632	30,632

As of December 31, 2024 and 2023, the Company was obligated to issue the following shares:

	December 31, 2024		December 31, 2023
	Amount	Shares	Amount	Shares

Shares issuable to employees and consultants	$81,632	14,305	$261,682	23,561
Shares issuable to independent directors	80,000	16,327	20,000	4,082
	$161,632	30,632	$281,682	27,643

Schedule of Financial Statements with Respect to the EIPs

Amounts recognized in the financial statements with respect to the EIPs in the nine months ended September 30, 2025 and 2024 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Total cost of share-based payment plans during the period	$53,016	$98,906	$65,409	$134,892
Amounts capitalized in deferred equity compensation during period	$—	$—	$—	$—
Amounts written off from deferred equity compensation during period	$—	$—	$—	$57,147
Amounts charged against income for amounts previously capitalized	$—	$—	$—	$—
Amounts charged against income, before income tax benefit	$53,016	$98,906	$65,409	$192,039
Amount of related income tax benefit recognized in income	$—	$—	$—	$—

Amounts recognized in the financial statements with respect to the EIPs in the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024		2023
Total cost of share-based payment plans during the period		$153,186		$228,978
Amounts capitalized in deferred equity compensation during period	$	---	$	---
Amounts written off from deferred equity compensation during period		$57,147		$64,647
Amounts charged against income for amounts previously capitalized	$	---		$10,353
Amounts charged against income, before income tax benefit		$210,333		$303,979
Amount of related income tax benefit recognized in income	$	---	$	---

Stock Warrants [Member]
Class of Stock [Line Items]
Schedule of Stock Warrants

Transactions involving our stock warrants during the nine months ended September 30, 2025 and 2024 are summarized as follows:

	2025		2024
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	1,014,932	$16.25	774,146	$20.48
Granted during the period	57,212	$2.39	296,077	$6.38
Exercised during the period	—	$—	—	$—
Expired during the period	(247,294)	$(13.73)	(14,257)	$(27.84)
Outstanding at end of the period	824,850	$16.04	1,055,966	$16.43

Exercisable at end of the period	824,850	$16.04	1,055,966	$16.43

Weighted average remaining life	4.4 years		3.3 years

Transactions involving our stock warrants during the years ended December 31, 2024 and 2023 are summarized as follows:

	2024		2023
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	774,146	$20.48	681,091	$22.00
Granted during the period	302,308	$6.30	184,878	$10.00
Exercised during the period	---	$ ---	---	$ ---
Expired during the period	(61,522)	$(20.68)	(91,823)	$(14.00)
Outstanding at end of the period	1,014,932	$16.25	774,146	$20.00

Exercisable at end of the period	1,014,888	$16.25	774,146	$20.00

Weighted average remaining life	3.6 years		2.2 years

Schedule of Company’s Stock Warrants Outstanding

The following table summarizes information about the Company’s stock warrants outstanding as of September 30, 2025:

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.02 to 10.00	415,281	7.5	$4.92	415,281	$4.92
$10.01 to 25.00	185,625	2.5	$15.04	185,625	$15.04
$25.01 to 50.00	194,334	0.3	$32.91	194,334	$32.91
$50.01 to 105.00	29,610	0.8	$67.57	29,610	$67.57
$0.02 to 105.00	824,850	4.4	$16.04	824,850	$16.04

The following table summarizes information about the Company’s stock warrants outstanding as of December 31, 2024:

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.01 to 9.00	506,005	5.6	$5.91	505,961	$5.91
$10.00 to 24.00	224,523	2.6	$15.76	224,523	$15.76
$25.00 to 49.00	254,805	0.8	$31.23	254,805	$31.23
$50.00 to 105.00	29,599	1.5	$67.56	29,599	$67.56
$0.01 to 105.00	1,014,932	3.6	$16.25	1,014,888	$16.25

Schedule of Assumptions Used to Calculate the Fair Value of Warrants	The fair value of the warrants was calculated using the following range of assumptions:
	2025	2024
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	4.16% to 4.24%	3.65% to 4.69%
Expected life range (in years)	10.00 years	5.00 to 10.00 years
Volatility range	172.21% to 175.32%	139.73% to 173.25%
Dividend yield	0.00%	0.00%
Expected forfeiture	44.00%	33.00%
The fair value of the warrants was calculated using the following range of assumptions:
	2024	2023
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	3.65% to 4.69%	3.45% to 5.43%
Expected life range (in years)	5.00 years to 10.00 years	0.28 years to 5.00 years
Volatility range	139.73% to 173.25%	126.30% to 165.20%
Dividend yield	0.00%	0.00%
Expected forfeiture	33.00%	20.00%

Stock Options [Member]
Class of Stock [Line Items]
Schedule of Stock Option Activity	The following table summarizes stock option activity as of and for the nine months ended September 30, 2025 and 2024:
	2025		2024
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
Stock options	Number	Price	Number	Price
Outstanding at beginning of period	61,579	$6.94	50,937	$15.57
Granted during the period	75,000	$2.20	48,050	$5.84
Exercised during the period	—	$—	—	$—
Forfeited during the period	(759)	$(17.73)	(36,518)	$(17.48)
Outstanding at end of period	135,820	$4.26	62,469	$7.00

Options exercisable at period-end	90,320	$4.94	48,844	$7.00
The following table summarizes stock option activity as of and for the years ended December 31, 2024 and 2023:
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Number	Price	Term (Yrs.)	Value
Outstanding at January 1, 2023	52,230	$17.00	7.2	10,200
Granted during the period	4,937	$7.00
Exercised during the period	---	$ ---
Forfeited during the period	(6,230)	$(18.00)

Outstanding at December 31, 2023	50,937	$17.00	6.3	2,400
Granted during the period	48,055	$5.84
Exercised during the period	---	$ ---
Forfeited during the period	(37,413)	$(17.28)

Outstanding at December 31, 2024	61,579	$6.94	3.2	---

Exercisable at December 31, 2024	48,074	$6.92	7.8	---

Schedule of Fair Value of Options Granted	The fair value of options granted for the nine months ended September 30, 2025 and 2024 was calculated using the following range of assumptions:
	2025	2024
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	4.26%	4.20% to 4.23%
Expected life range (in years)	10.00 years	10.00 years
Volatility range	172.20%	173.09% to 173.25%
Dividend yield	0.00%	0.00%
Expected forfeiture	30.00%	30.00%
The fair value of options granted for the years ended December 31, 2024 and 2023 was calculated using the following range of assumptions:
	2024	2023
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	4.20% to 4.23%	3.48%% to 3.89%
Expected life range (in years)	10.00 years	10.00 years
Volatility range	173.09% to 173.25%	145.03% to 168.24%
Dividend yield	0.00%	0.00%
Expected forfeiture	30.00%	20.00% to 30.00%

Schedule of Stock Grant Activity

The following table summarizes the status and activity of nonvested options issued pursuant to the EIPs as of and for the nine months ended September 30, 2025 and 2024:

	2025		2024
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock options	Shares	Fair Value	Shares	Fair Value
Nonvested options at beginning of period	13,500	$4.72	10,731	$6.14
Granted	75,000	$1.53	48,050	$4.09
Vested	(43,000)	$(2.00)	(37,322)	$(4.11)
Forfeited	—	$—	(7,833)	$(5.62)
Nonvested options at end of period	45,500	$2.04	13,626	$4.75

The following table summarizes the status and activity of nonvested options issued pursuant to the EIPs as of and for the years ended December 31, 2024 and 2023:

	2024		2023
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock options	Shares	Fair Value	Shares	Fair Value
Nonvested options at beginning of period	10,731	$6.14	22,604	$8.00
Granted	48,049	$4.09	4,938	$5.00
Vested	(37,322)	$(4.11)	(12,646)	$(7.00)
Forfeited	(7,958)	$(5.66)	(4,165)	$(11.00)
Nonvested options at end of period	13,500	$4.72	10,731	$0.06

Stock Grants [Member]
Class of Stock [Line Items]
Schedule of Stock Grant Activity	The following table summarizes stock grant activity as of and for the nine months ended September 30, 2025 and 2024:
	2025		2024
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock Grants	Shares	Fair Value	Shares	Fair Value
Nonvested grants at beginning of period	—	$—	14,845	$5.19
Granted	2,041	$2.30	—	$0.00
Vested	(2,041)	$(2.30)	(12,295)	$(4.93)
Forfeited	—	$—	(2,550)	$(6.43)
Nonvested grants at end of period	—	$—	—	$0.00
The following table summarizes stock grant activity as of and for the years ended December 31, 2024 and 2023:
	2024		2023
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock Grants	Shares	Fair Value	Shares	Fair Value
Nonvested grants at beginning of period	14,845	$5.19	16,514	$5.00
Granted	---	$ ---	17,936	$5.00
Vested	(12,295)	$(4.93)	(19,455)	$(5.00)
Forfeited	(2,550)	$(6.43)	(150)	$(26.00)
Nonvested grants at end of period	---	$ ---	14,845	$5.00